SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	3 Months Ended						9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ 679,159	$ 721,929	$ 998,238	$ (202,169)	$ (983,499)	$ (462,567)	$ 2,399,326	$ (1,648,235)	$ (181,695)	$ (1,111,964)
Changes in operating assets and liabilities:
Accruals and other payables							1,044,795	1,838,474	76,474	2,711,299
Net cash used in operating activities							(440,994)	(523,192)	(711,252)	(756,716)
Cash flows from investing activities:
Net cash used in investing activities							131,064,975		(202,998,782)	(2,999,982)
Cash flows from financing activities:
Amounts due from related parties							250,000
Amounts due to related parties								46,867
Net cash used in financing activities							(130,814,975)	46,867	204,738,217	2,999,982
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss							(10,447,097)	(7,314,420)		(15,725,713)	$ (12,885,300)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds							801,692	2,273,362		3,438,950	2,814,474
Unrealized foreign exchange gain							101,609	880,445		543,277	(1,736,130)
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables										(5,695,323)	(1,764,492)
Net cash used in operating activities							(10,844,751)	(4,564,757)		8,681,916	12,079,651
Cash flows from investing activities:
Net cash used in investing activities							(174,303)	(484,205)		(732,332)	(406,338)
Cash flows from financing activities:
Proceeds from borrowings							1,250,741	1,480,534		1,481,263	4,737,516
Repayment of borrowings							(1,492,925)	(2,151,177)		(2,242,961)	(3,646,097)
Repayment of convertible bonds								(3,500,000)		(3,500,000)	(10,500,000)
Net cash used in financing activities							(148,066)	(6,156,137)		(5,767,020)	(10,124,814)
Parent Company [Member] | Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss										(16,678,134)	(14,849,199)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds										3,438,951	2,814,474
Unrealized foreign exchange gain										(644)	(144,611)
Share of results from subsidiaries										4,234,448	3,573,964
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables										(9,900)	(13,246)
Accruals and other payables										3,797,118	5,667,902
Net cash used in operating activities										(5,218,161)	(2,950,716)
Cash flows from investing activities:
Dividend received from a subsidiary										2,847,309
(Increase) decrease in short-term investments										2,012,562	(458)
Cash injected into a subsidiary										(2,012,562)
Net cash used in investing activities										2,847,309	(458)
Cash flows from financing activities:
Proceeds from borrowings										2,758,213	2,590,245
Repayment of borrowings										(1,276,950)	(1,225,381)
Repayment of convertible bonds										(3,483,133)	(10,500,000)
Amounts due from related parties										301,958	1,593,193
Amounts due to related parties										4,123,866	10,453,690
Net cash used in financing activities										2,423,954	2,911,747
Net decrease in cash and cash equivalents										53,102	(39,427)
Effect of exchange rate changes on cash and cash equivalents										218	(27,961)
Cash and cash equivalents at beginning of year			$ 78,968			$ 25,648	$ 78,968	$ 25,648		25,648	93,036
Cash and cash equivalents at end of year									$ 25,648	$ 78,968	$ 25,648